Other Current Assets (Details Narrative) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other current assets	$ 1,326,011	$ 833,472	$ 671,933
Prepaid inventory	404,000	136,000
Prepaid legal fees	158,000	$ 158,000
Prepaid shares issuance	$ 390,000